EQUITY - Schedule Of Expense Recognized For Share-Based Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Equity [abstract]
Expense arising from equity-settled share-based payment transactions	$ 73	$ 69
Expense arising from cash-settled share-based payment transactions	(64)	281
Total expense arising from share-based payment transactions	9	350
Effect of hedging program	75	(275)
Total expense included in consolidated income	$ 84	$ 75